SCHEDULE OF MATURITIES OF DEBT (Details) $ in Thousands	Dec. 31, 2021 USD ($)
Receivables [Abstract]
2022	$ 6,569	[1]
2023	1,500
2024	1,500
2025	1,270
Total	$ 10,839

[1]	Includes a sum of $5,000 which is a renewable monthly credit line.